Schedule of accounts receivable (Details) - Customer Concentration Risk [Member] - Accounts Receivable [Member]	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Customer A [Member]
Product Information [Line Items]
Concentration risk percentage	3.33%	1.66%
Customer B [Member]
Product Information [Line Items]
Concentration risk percentage	79.49%	90.57%
Customer C [Member]
Product Information [Line Items]
Concentration risk percentage	1.84%